Events after the reporting period	6 Months Ended
Jun. 30, 2023
Events after the reporting period
Events after the reporting period

29.Events after the reporting period

a)	Nigeria 2023 RCF prepayment

In August 2023, NGN 20.0 billion (approximately $26.6 million) was voluntarily prepaid under the Nigeria 2023 RCF. As of August 14, 2023, there are no amounts drawn and outstanding under the Nigeria 2023 RCF.

b)	IHS Holding RCF increase

On July 21, 2023, the IHS Holding RCF was increased by $30.0 million to $300.0 million. As of August 14, 2023, there are no amounts drawn and outstanding under the IHS Holding RCF.

c)	IHS South Africa Short-Term Facility

IHS Towers South Africa Proprietary Limited (“IHS SA”) entered into a ZAR 350.0 million (approximately $18.7 million) facility agreement in July 2023 (the “IHS SA STL Facility”). The IHS SA STL Facility is governed by South African law and funds borrowed under the facility will be applied towards general corporate purposes. The IHS SA STL Facility has an interest rate of 1.00% plus 2 Month JIBAR and will terminate in September 2023. As of August 14, 2023, ZAR 100.0 million (approximately $5.3 million) has been drawn down under this facility.